Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Transportation Portfolio	Apr. 29, 2024
Select Transportation Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	19.24%
Past 5 years	12.73%
Past 10 years	10.54%
Select Transportation Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.42%
Past 5 years	10.70%
Past 10 years	8.82%
Select Transportation Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.85%
Past 5 years	9.73%
Past 10 years	8.20%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1527
Average Annual Return:
Past 1 year	22.07%
Past 5 years	12.15%
Past 10 years	9.99%